SUPPLEMENT DATED APRIL 16, 2015

TO THE PROSPECTUS DATED OCTOBER 1, 2014

OF

FRANKLIN GLOBAL ALLOCATION FUND

(a series of Franklin Templeton International Trust)

The prospectus is amended as follows:

I.  The following paragraphs have been added to the “Fund Summary” section above “Investment Goal” on page 4 and to the “Fund Details” section above “Investment Goal” on page 16:

On April 14, 2015, the Board of Trustees of Franklin Templeton International Trust (Trust) approved a proposal to terminate and liquidate the Franklin Global Allocation Fund (Fund) of the Trust. The liquidation is anticipated to occur on or about June 30, 2015 (Liquidation Date), but may be delayed if unforeseen circumstances arise.

Effective at the close of market on April 20, 2015, the Fund is closed to all new investors with the exception of Employer Sponsored Retirement Plans or benefit plans and their participants where the Fund was available to participants prior to the close of market on April 20, 2015.  The Fund reserves the right to change this closure procedure at any time.

Shareholders of the Fund on the Liquidation Date will have their accounts liquidated and the proceeds will be delivered to them. For those shareholders with taxable accounts, an exchange out of the Fund prior to the Liquidation Date may be considered a taxable transaction and such shareholders may recognize a gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers regarding the effect of the Fund’s liquidation in light of their individual circumstances. Participants in an Employer Sponsored Retirement Plan that is a Fund shareholder should consult with your plan sponsor for further information regarding the impact of the liquidation.  In considering new purchases or exchanges, shareholders may want to consult with their financial advisors to consider their investment options.

II. The “Portfolio Managers” section in the “Fund Summary” beginning on page 14 is replaced in its entirety with the following:

Portfolio Managers

Vaneet Chadha, CFA

Research Analyst of FASA and lead portfolio manager of the Fund since April 2015.

Michael Hasenstab, Ph.D.

Executive Vice President of Advisers, Chief Investment Officer of Global Macro and portfolio manager of the Templeton Global Bond portion of the Fund since inception (2011).

Peter A. Langerman

Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Mutual Series Equity portion of the Fund since inception (2011).

Warren Keyser

Portfolio Manager of FT Institutional and portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011).

Mark Mobius, Ph.D.

Executive Chairman of Templeton Emerging Markets Group, Portfolio Manager of Asset Management and portfolio manager of the Templeton Emerging Markets Equity portion of the Fund since inception (2011).

Tucker Scott, CFA

Executive Vice President of Global Advisors and portfolio manager of the Templeton Equity portion of the Fund since inception (2011).

Conrad B. Herrmann, CFA

Senior Vice President of Advisers and portfolio manager of the Franklin U.S. Growth Equity portion of the Fund since inception (2011).

Coleen F. Barbeau

Executive Vice President of FT Institutional and portfolio manager of the Franklin Non-U.S. Growth Equity portion of the Fund since inception (2011).

Kent Burns, CFA

Portfolio Manager of Advisers and portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011).

David Zahn, CFA

Portfolio Manager of FTIML and portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011).

III. The fourth through fourteenth paragraphs in the “Fund Details” – “Management” section beginning on page 31 is replaced with the following:

Vaneet Chadha, CFA Research Analyst of FASA

Mr. Chadha has been the lead portfolio manager of the Fund since April 2015.  He has primary responsibility for the investments of the Fund.  He has final authority and responsibility over all aspects of the Fund’s investment portfolio, including but not limited to the Fund’s tactical allocation investment decisions, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2012.  Prior to joining Franklin Templeton Investments, he was a quantitative analyst supporting long-short, relative-value credit strategies at Citadel LLC.

Michael Hasenstab, Ph.D.      Executive Vice President of Advisers and Chief Investment Officer of Global Macro

Dr. Hasenstab has been a portfolio manager of the Templeton Global Bond portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Peter A. Langerman      Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman has been a portfolio manager of the Mutual Series Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

Warren Keyser    Portfolio Manager and Research Analyst of FT Institutional

Mr. Keyser has been a portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1986.

Mark Mobius, Ph.D.         Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been a portfolio manager of the Templeton Emerging Markets Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Tucker Scott, CFA     Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Templeton Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Conrad B. Herrmann, CFA   Senior Vice President of Advisers

Mr. Herrmann has been a portfolio manager of the Franklin U.S. Growth Equity portion of the Fund since its inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

Coleen F. Barbeau      Executive Vice President of FT Institutional

Ms. Barbeau has been a portfolio manager of the Franklin Non-U.S. Growth Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1983.

Kent Burns, CFA        Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since its inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1994.

David Zahn, CFA       Portfolio Manager of FTIML

Mr. Zahn has been a portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since its inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2006.

Please keep this supplement for future reference